Consolidated Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at September 30, 2021 (in shares) at Sep. 30, 2020	965,224
Balance at September 30, 2021 at Sep. 30, 2020	$ 965	$ 42,054,981	$ (43,556,437)	$ (1,500,491)
Net loss	$ 0	0	(6,240,482)	(6,240,482)
Issuance of common stock and warrants, net of financing costs (in shares)	215,625
Issuance of common stock and warrants, net of financing costs	$ 216	6,219,017	0	6,219,233
Vesting of restricted stock issued (in shares)	2,750
Vesting of restricted stock issued	$ 3	(3)		0
Stock-based compensation expense		496,066	0	496,066
Balance at September 30, 2021 (in shares) at Sep. 30, 2021	1,183,599
Balance at September 30, 2021 at Sep. 30, 2021	$ 1,184	48,770,061	(49,796,919)	(1,025,674)
Net loss	$ 0	0	(3,387,295)	(3,387,295)
Vesting of restricted stock issued (in shares)	1,375
Vesting of restricted stock issued	$ 1	(1)	0	0
Stock-based compensation expense	$ 0	397,470	0	397,470
Balance at September 30, 2021 (in shares) at Sep. 30, 2021	1,183,599
Balance at September 30, 2021 at Sep. 30, 2021	$ 1,184	48,770,061	(49,796,919)	(1,025,674)
Net loss	$ 0	0	(5,275,854)	(5,275,854)
Issuance of common stock and warrants, net of financing costs (in shares)	63,833
Issuance of common stock and warrants, net of financing costs	$ 64	1,609,077	0	1,609,141
Vesting of restricted stock issued (in shares)	2,000
Vesting of restricted stock issued	$ 2	(2)	0	0
Stock-based compensation expense		499,584	0	499,584
Balance at September 30, 2021 (in shares) at Mar. 31, 2022	1,184,599
Balance at September 30, 2021 at Mar. 31, 2022	$ 1,185	49,076,775	(52,137,384)	(3,059,424)
Net loss			(1,046,830)	(1,046,830)
Vesting of restricted stock issued (in shares)	375
Vesting of restricted stock issued	$ 0	0	0	0
Stock-based compensation expense		90,755		90,755
Balance at September 30, 2021 (in shares) at Sep. 30, 2022	1,249,432
Balance at September 30, 2021 at Sep. 30, 2022	$ 1,249	50,878,721	(55,072,773)	(4,192,803)
Net loss	$ 0	0	(4,525,640)	(4,525,640)
Issuance of common stock and warrants, net of financing costs (in shares)	20,210
Issuance of common stock and warrants, net of financing costs	$ 20	440,308	0	440,328
Vesting of restricted stock issued (in shares)	250
Vesting of restricted stock issued	$ 0	0	0	0
Stock-based compensation expense	$ 0	213,809	0	213,809
Balance at September 30, 2021 at Dec. 31, 2022				(4,192,803)
Net loss				(4,525,640)
Balance at September 30, 2021 (in shares) at Mar. 31, 2023	1,274,605
Balance at September 30, 2021 at Mar. 31, 2023	$ 1,275	51,387,943	(57,775,306)	(6,386,088)
Net loss			(1,823,107)	(1,823,107)
Issuance of common stock and warrants, net of financing costs (in shares)	10,608
Issuance of common stock and warrants, net of financing costs	$ 10	152,898	0	152,908
Stock-based compensation expense		$ 41,259	$ 0	$ 41,259